Debt, Revolver and Senior Notes (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
		Oct. 24, 2014	Aug. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 29, 2016	Oct. 29, 2014	Dec. 17, 2013	Sep. 12, 2013	Aug. 01, 2013
Line of Credit Facility
Amount outstanding				$ 305	$ 260
Senior Notes
Aggregate principal amount								$ 1,300
Price per unit (dollars per unit)			$ 67.47	$ 47.13
Net proceeds from issuance of units (dollars)			$ 142	$ 99	1,478	$ 709
Total cost of assets under capital lease				9	9
Revolving Credit Facility
Line of Credit Facility
Available borrowing capacity				900
Maximum borrowing capacity				1,500
Amount outstanding				305
Unused credit availability				$ 595
Remaining percentage of eligible borrowing base				66.00%
Credit facility, weighted average interest rate				2.92%
Maturity date				Dec. 02, 2019
Collateral, Revolving Credit Facility				Our Revolving Credit Facility is non-recourse to Tesoro, except for TLGP, and is guaranteed by all of our consolidated subsidiaries, with the exception of Rendezvous Gas, and secured by substantially all of our assets.
Borrowing capacity, description				Borrowings are available under the Revolving Credit Facility up to the total loan availability of the facility.
Commitment Fee (unused portion)	[1]			0.50%
Revolving Credit Facility | Eurodollar
Debt Instrument, Redemption [Line Items]
Reference Rate Percent	[1]			0.43%
Line of Credit Facility
Eurodollar or base rate margin	[1]			2.50%
Revolving Credit Facility | Base Rate
Debt Instrument, Redemption [Line Items]
Reference Rate Percent	[1]			3.50%
Line of Credit Facility
Eurodollar or base rate margin	[1]			1.50%
5.500% Senior Notes Due 2019
Senior Notes
Aggregate principal amount								500
Interest rate				5.50%
Maturity date				Oct. 15, 2019
Collateral, Senior Notes				The 2019 Senior Notes are unsecured and guaranteed by all of our consolidated subsidiaries, with the exception of Rendezvous Gas and Tesoro Logistics Finance Corp., the co-issuer, and are non-recourse to Tesoro, except for TLGP, and contain customary terms, events of default and covenants for an issuance of non-investment grade securities.
5.875% Senior Notes due 2020
Senior Notes
Aggregate principal amount									$ 250	$ 350
Interest rate				5.875%
Maturity date				Oct. 01, 2020
Redemption premium, percentage of face value				102.25%
Redemption, price, percentage of principal amount				5.334%
Collateral, Senior Notes				The 2020 Senior Notes are unsecured and guaranteed by all of our subsidiaries, except Tesoro Logistics Finance Corp., the co-issuer, and any subsidiaries acquired with the Rockies Natural Gas Business Acquisition, and are non-recourse to Tesoro, except for TLGP, and contain customary terms, events of default and covenants for an issuance of non-investment grade securities.
Repayments of long-term debt			130
Accrued interest			4
Debt Instrument Premium Paid Above Par			7
Write off of unamortized debt issuance cost			$ 3
6.125% Senior Notes due 2021
Senior Notes
Aggregate principal amount				$ 250							$ 550
Interest rate				6.125%
Maturity date				Oct. 15, 2021
Collateral, Senior Notes				The 2021 Senior Notes are unsecured and guaranteed by all of our subsidiaries, except Tesoro Logistics Finance Corp., the co-issuer and any subsidiaries acquired with the Rockies Natural Gas Business Acquisition, and are non-recourse to Tesoro, except for TLGP, and contain customary terms, events of default and covenants for an issuance of non-investment grade securities.
6.250% Senior Notes Due 2022
Senior Notes
Aggregate principal amount								$ 800
Interest rate				6.25%
Maturity date				Oct. 15, 2022
Collateral, Senior Notes				The 2022 Senior Notes are unsecured and guaranteed by all of our consolidated subsidiaries, with the exception of Rendezvous Gas and Tesoro Logistics Finance Corp., the co-issuer, and are non-recourse to Tesoro, except for TLGP, and contain customary terms, events of default and covenants for an issuance of non-investment grade securities.
Debt Instrument, Redemption Period One | 6.125% Senior Notes due 2021
Senior Notes
Redemption premium, percentage of face value				106.125%
Redemption, price, percentage of principal amount				35.00%
Debt Instrument, Redemption Period One | 6.250% Senior Notes Due 2022
Senior Notes
Redemption premium, percentage of face value				3.125%
Debt Instrument, Redemption Period Two | 5.875% Senior Notes due 2020
Senior Notes
Redemption premium, percentage of face value				2.938%
Debt Instrument, Redemption Period Two | 6.125% Senior Notes due 2021
Senior Notes
Redemption premium, percentage of face value				4.594%
Debt Instrument, Redemption Period Two | 6.250% Senior Notes Due 2022
Senior Notes
Redemption premium, percentage of face value				1.563%
Debt Instrument, Redemption, Period Three | 5.875% Senior Notes due 2020
Senior Notes
Redemption premium, percentage of face value				1.469%
Debt Instrument, Redemption, Period Three | 6.125% Senior Notes due 2021
Senior Notes
Redemption premium, percentage of face value				3.063%
Debt Instrument, Redemption, Period Three | 6.250% Senior Notes Due 2022
Senior Notes
Redemption premium, percentage of face value				106.25%
Redemption, price, percentage of principal amount				35.00%
Debt Instrument, Redemption Period Four | 6.125% Senior Notes due 2021
Senior Notes
Redemption premium, percentage of face value				1.531%
Quarterly cash distribution
Line of Credit Facility
Available borrowing capacity							$ 600
Maximum borrowing capacity							$ 1,000
Common
Senior Notes
Common units sold to the public (units)		23,000,000	2,100,000
Net proceeds from issuance of units (dollars)				$ 95	$ 1,449	$ 710

[1]	We have the option to elect if the borrowings will bear interest at either, a base rate plus the base rate margin or a Eurodollar rate, for the applicable period, plus the Eurodollar margin at the time of the borrowing. The applicable margin varies based upon a certain leverage ratio, as defined by the Revolving Credit Facility. Letters of credit outstanding under the Revolving Credit Facility incur fees at the Eurodollar margin rate.